PROPERTY AND EQUIPMENT, NET (Schedule of property and equipment, net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost		$ 160,947	$ 131,014
Less – accumulated depreciation	[1]	(121,561)	(97,934)
Total property and equipment, net		39,386	33,080	$ 41,955
Operating equipment, amount subject to lease transactions		46,800	34,000
Accumulated depreciation and amortization subject to lease transactions		31,900	23,100
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	64,754	50,748
Office furniture, equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Cost		63,811	53,015
Land [Member]
Property, Plant and Equipment [Line Items]
Cost		1,734	1,546
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost		5,686	5,019
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		12,944	10,865
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 12,018	$ 9,821

[1]	As of December 31, 2025 and 2024, an amount of US$ 31.9 million and US$ 23.1 million is subject to operating lease transactions, respectively.
[2]	As of December 31, 2025 and 2024, an amount of US$ 46.8 million and US$ 34.0 million is subject to operating lease transactions, respectively.